Share capital - Narrative (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Aug. 20, 2021 $ / shares	Aug. 20, 2021 CAD ($) $ / shares shares	Feb. 01, 2021 USD ($) $ / $ $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / $ shares	Jun. 11, 2021 shares	Feb. 17, 2021 shares	Feb. 01, 2021 CAD ($)	Sep. 30, 2020 $ / $	Jun. 30, 2020 $ / $	Mar. 31, 2020 $ / $	Dec. 31, 2019 $ / $
Disclosure of classes of share capital [line items]
Closing rate			0.7798			0.7854				0.7497	0.7338	0.7049	0.7699
Stock repurchase program, number of additional shares authorized							9,582,470
Repurchase of Common shares for cancellation | $				$ 1,319
Share Option Plans
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding				131,452		1,000
Employee Share Purchase Plan
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding				2,946		14,855
Normal Course Issuer Bid Program
Disclosure of classes of share capital [line items]
Stock repurchase program, number of additional shares authorized							3,538,470	6,044,000
Repurchase of Common shares for cancellation (in share)				7,059,196
Treasury shares, repurchased, average price (in USD/CAD per share) | (per share)				$ 74.60	$ 92.79
Substantial Issuer Bid
Disclosure of classes of share capital [line items]
Repurchase of Common shares for cancellation (in share)		10,309,278
Treasury shares, repurchased, average price (in USD/CAD per share) | (per share)	$ 76.84	$ 97.00
Repurchase of Common shares for cancellation | $		$ 1,000,000,000
Share Capital
Disclosure of classes of share capital [line items]
Issuance of common shares				54,618,586		15,855
Repurchase of Common shares for cancellation (in share)				17,368,474
Repurchase of Common shares for cancellation | $				$ 570
Norbord, Inc.
Disclosure of classes of share capital [line items]
Issuance of common shares			54,484,188
Issue of equity, per share (in usd per share) | (per share)			$ 63.90						$ 81.94
Norbord, Inc. | Share Capital
Disclosure of classes of share capital [line items]
Fair value of equity interests | $			$ 3,482
Common
Disclosure of classes of share capital [line items]
Number of shares authorised				400,000,000	400,000,000
Class B Common
Disclosure of classes of share capital [line items]
Number of shares authorised				20,000,000	20,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised				10,000,000	10,000,000